Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

(9) Debt

Short-term and long-term debt consisted of the following at December 31, 2011 and 2010:

	September 30,	September 30,
	2011	2010

SHORT-TERM DEBT
Foreign	$500	$—

Total short-term debt	500	—

LONG-TERM DEBT
Senior Secured Notes, net of unamortized discount	217,125	—
Convertible Notes, net of unamortized discount and including derivative liability	61,563	—
New Revolving Credit Facility	35,500	—
6.76% Insurance Company Loan due in scheduled installments through 2015	—	42,835
U.S. Revolver B	—	25,704
Other, primarily capital leases	244	600

Total long-term debt	314,432	69,139
Less current portion	(192)	(8,012)

Total long-term portion	314,240	61,127

TOTAL SHORT-TERM AND LONG-TERM DEBT	$314,932	$69,139

During December, 2011, in conjunction with the completion of the Acquisition (see Note 2), the Company issued $225,000 aggregate principal amount of 12.75% Senior Secured Notes due 2016 (the “Secured Notes”), issued $57,500 aggregate principal amount of 7.0% Convertible Senior Notes due 2017 (the “Convertible Notes”) and entered into a $100,000 senior secured asset based revolving credit facility (the “New Revolving Credit Facility”). Net proceeds from these transactions (collectively referred to as the “Debt Transactions”) were used to complete the Acquisition, repay existing debt and for general corporate purposes. The Company incurred debt origination fees of $17,519 associated with the Debt Transactions which are being amortized using the effective interest method and recognized interest expense of $3,375 for underwriting fees associated with the debt financing. The Company recognized a loss of $6,153 on the extinguishment of its previously existing debt which included prepayment fees and the write-off of previously existing deferred financing costs.

Secured Notes

The Secured Notes were issued pursuant to an indenture, dated as of December 15, among the Company, certain subsidiaries of the Company (the “Note Guarantors”) and U.S. Bank National Association, as trustee and as collateral agent. The Secured Notes were issued by the Company at an initial offering price equal to 96.5% of the principal amount, for gross proceeds of $217,125, which represents an effective interest rate of 13.741%. The Secured Notes contain registration rights which requires the Company to file one or more registration statements no later than April 13, 2012 enabling holders of the Secured Notes to exchange their unregistered Secured Notes for registered, publicly traded notes with substantially identical terms.

The Secured Notes will mature on December 15, 2016. The Company will pay interest on the Secured Notes at a rate of 12.75% per annum in cash semi-annually beginning on June 15, 2012. The Secured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by the Note Guarantors. The Secured Notes and the related guarantees are secured by a lien on substantially all of the Company’s and the Note Guarantors’ assets, subject to certain exceptions and permitted liens pursuant to a pledge and security agreement. However, the security interest in such assets that secure the Secured Notes and the related guarantees are contractually subordinated to liens thereon that secure the New Revolving Credit Facility (described below) by means of an intercreditor agreement. The Secured Notes are also secured by a pledge of capital stock of all of the Company’s domestic subsidiaries and all of the domestic subsidiaries of the Note Guarantors and up to 65% of the voting stock of certain of the Company’s foreign subsidiaries.

On or after December 15, 2014, the Company may redeem some or all of the Secured Notes at a redemption premium of 106.375% of the principal amount for the 12-month period beginning December 15, 2014 and 100% thereafter, plus accrued and unpaid interest. Prior to December 15, 2014, the Company may redeem up to 35% of the aggregate principal amount of the Secured Notes at a redemption price of 112.75% of the principal amount, plus accrued and unpaid interest, with the net cash proceeds of certain equity offerings. In addition, the Company may, at its option, redeem some or all of the Secured Notes at any time prior to December 15, 2014, by paying a “make-whole” premium, plus accrued and unpaid interest.

The Secured Notes also contain a provision that allows holders of the Secured Notes to require the Company to repurchase all or any part of the Secured Notes if a change of control triggering event occurs. Under this provision, the repurchase of the Secured Notes will occur at a purchase price of 101% of the outstanding principal amount, plus accrued and unpaid interest, if any, on such Secured Notes to the date of repurchase. In addition, upon certain asset sales, the Company may be required to offer to use the net proceeds thereof to purchase some of the Secured Notes at 100% of the principal amount thereof, plus accrued and unpaid interest.

Subject to certain conditions, within 95 days after the end of each fiscal year, the Company must make an offer to purchase Secured Notes with certain of its excess cash flow for such fiscal year, commencing with the fiscal year ending December 31, 2012, at 103% of the principal amount thereof, plus accrued and unpaid interest.

The terms of the Secured Notes contain numerous covenants imposing financial and operating restrictions on the Company’s business. These covenants place restrictions on the Company’s ability and the ability of its subsidiaries to, among other things, pay dividends, redeem stock or make other distributions or restricted payments; incur indebtedness or issue common stock; make certain investments; create liens; agree to payment restrictions affecting certain subsidiaries; consolidate or merge; sell or otherwise transfer or dispose of assets, including equity interests of certain subsidiaries; enter into transactions with affiliates; enter into sale and leaseback transactions; and use the proceeds of permitted sales of the Company’s assets. As of December 31, 2011, no cash dividends could have been paid by the Company under provisions of the Secured Notes agreement.

Convertible Notes

The $50,000 Convertible Notes were issued pursuant to an indenture, dated as of December 15, 2011, among the Company, the Note Guarantors and U.S. Bank National Association, as trustee. The Convertible Notes were issued by the Company at an initial offering price equal to 100% of the principal amount. The Company granted the initial purchaser in the Convertible Notes offering an option, exercisable within 30 days, to purchase up to an additional $7,500 aggregate principal amount of Convertible Notes. The initial purchaser exercised their option in full and, on December 20, 2011, the Company issued an additional $7,500 aggregate principal amount of Convertible Notes.

The Convertible Notes will mature on December 15, 2017. The Company will pay interest on the Convertible Notes at a rate of 7.0% in cash semi-annually beginning on June 15, 2012. The Convertible Notes will be fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by the Note Guarantors. The initial conversion rate for the Convertible Notes will be 97.2384 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes, equivalent to an initial conversion price of approximately $10.28 per share of common stock. The conversion rate will be subject to adjustment, but will not be adjusted for accrued and unpaid interest, if any. In addition, if an event constituting a fundamental change occurs, the Company will in some cases increase the conversion rate for a holder that elects to convert its Convertible Notes in connection with such fundamental change. Upon conversion, the Company will pay and/or deliver, as the case may be, cash, shares of common stock or a combination of cash and shares of common stock, at the Company’s election, together with cash in lieu of fractional shares.

Holders may convert their Convertible Notes at their option on any day prior to the close of business on the scheduled trading day immediately preceding June 15, 2017 only under the following circumstances: (1) during the five business-day period after any five consecutive trading-day period (the “measurement period”) in which the trading price per note for each day of that measurement period was less than 98% of the product of the last reported sale price of the Company’s common stock and the applicable conversion rate on each such day; (2) during any calendar quarter (and only during such calendar quarter) after the calendar quarter ending December 31, 2011, if the last reported sale price of the Company’s common stock for 20 or more trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is equal to or greater than 130% of the applicable conversion price in effect for each applicable trading day; (3) upon the occurrence of specified corporate events, including certain dividends and distributions; or (4) if the Company calls the Convertible Notes for redemption on or after December 20, 2015. The Convertible Notes will be convertible, regardless of the foregoing circumstances, at any time from, and including, June 15, 2017 through the second scheduled trading day immediately preceding the maturity date.

The Company may not elect to issue shares of common stock upon conversion of the Convertible Notes to the extent such election would result in the issuance of more than 19.99% of the common stock outstanding immediately before the issuance of the Convertible Notes until the Company receives shareholder approval for such issuance and shareholder approval of the increase in the number of shares of common stock authorized and available for issuance upon conversion of the Convertible Notes. Since the Company does not have sufficient authorized shares available to share-settle the conversion option in full, the embedded conversion option does not qualify for equity classification and instead is separately valued and accounted for as a derivative liability. The initial value allocated to the derivative liability was $22,330 of the $57,500 principal amount of the Convertible Notes, which represents a discount to the debt to be amortized through interest expense using the effective interest method through the maturity of the Convertible Notes. Accordingly, the effective interest rate used to amortize the debt discount on the Convertible Notes is 17.78%. During each reporting period, the derivative liability is marked to fair value through earnings. As of December 31, 2011, the derivative liability, which is classified in long-term debt, had a fair value of $26,440. If the Company receives shareholder approval for the issuance of common stock in excess of the 19.99% limitation and for the increase in the number of shares of common stock authorized and available for issuance upon conversion of the Convertible Notes so the conversion option can be share-settled in full, the conversion option may qualify for equity classification and the bifurcated derivative liability would no longer need to be accounted for as a separate derivative on a prospective basis from the date of reassessment. Any remaining debt discount that arose at the date of debt issuance from the original bifurcation will continue to be amortized through interest expense.

Upon a fundamental change, subject to certain exceptions, holders may require the Company to repurchase some or all of their Convertible Notes for cash at a repurchase price equal to 100% of the principal amount of the Convertible Notes being repurchased, plus any accrued and unpaid interest.

The Company may not redeem the Convertible Notes prior to December 20, 2015. On or after December 20, 2015, the Company may redeem all or part of the Convertible Notes (except for the Convertible Notes that we are required to repurchase as described above) if the last reported sale price of the Company’s common stock exceeds 135% of the applicable conversion price for 20 or more trading days in a period of 30 consecutive trading days ending on the trading day immediately prior to the date of the redemption notice. The redemption price will equal the sum of 100% of the principal amount of the Convertible Notes to be redeemed, plus accrued and unpaid interest, plus a “make-whole premium” payment. The Company must make the make-whole premium payments on all Convertible Notes called for redemption including Convertible Notes converted after the date we delivered the notice of redemption. The Company will pay the redemption price in cash except for any non-cash portion of the make-whole premium.

New Revolving Credit Facility

The New Revolving Credit Facility consists of a $100,000 senior secured asset-based revolving credit facility (subject to adjustment pursuant to a borrowing base described below), of which (a) up to an aggregate principal amount of $20,000 will be available for a Canadian subfacility, (b) up to an aggregate principal amount of $20,000 will be available for letters of credit and (c) up to an aggregate principal amount of $10,000 will be available for swingline loans. Loans under the New Revolving Credit Facility will be made available to the Company and certain domestic subsidiaries (the “U.S. Borrowers”) in U.S. dollars and the Canadian Borrowers in U.S. dollars and Canadian dollars. The New Revolving Credit Facility will mature on December 15, 2015.

All obligations of the U.S. Borrowers under the New Revolving Credit Facility are guaranteed on a senior secured basis by each direct and indirect, existing and future, domestic subsidiary of the U.S. Borrowers (the “U.S. Subsidiary Guarantors” and together with the U.S. Borrowers, the “U.S. Credit Parties”), subject to certain exceptions for immaterial subsidiaries. All obligations of the Canadian Borrowers under the New Revolving Credit Facility are guaranteed on a senior secured basis by (a) each U.S. Credit Party and (b) each direct and indirect, existing and future, Canadian subsidiary of the Company (the “Canadian Subsidiary Guarantors” and together with the Canadian Borrowers, the “Canadian Credit Parties”; and the U.S. Credit Parties together with the Canadian Credit Parties, the “Credit Parties”), subject to certain exceptions.

All obligations under the New Revolving Credit Facility are secured on a first-priority basis by a perfected security interest in substantially all assets of the Credit Parties (subject to certain exceptions for permitted liens). The New Revolving Credit Facility will rank pari passu in right of payment with the Secured Notes, but, pursuant to the intercreditor agreement, the Secured Notes will be effectively subordinated to the indebtedness under the New Revolving Credit Facility with respect to the collateral.

At the Company’s election, borrowings under the New Revolving Credit Facility will bear interest at variable rates based on (a) a customary base rate plus an applicable margin of between 0.50% and 1.00% (depending on quarterly average undrawn availability under the New Revolving Credit Facility) or (b) an adjusted LIBOR rate plus an applicable margin of between 1.50% and 2.00% (depending on quarterly average undrawn availability under the New Revolving Credit Facility). The Company will pay certain customary recurring fees with respect to the New Revolving Credit Facility.

The New Revolving Credit Facility permits the Company to increase the aggregate amount of the commitments under the New Revolving Credit Facility from time to time in an aggregate amount for all such increases not to exceed $50,000, subject to certain conditions. The existing lenders under the New Revolving Credit Facility are not obligated to provide the incremental commitments.

The New Revolving Credit facility contains a springing financial maintenance covenant requiring the Company to maintain the ratio of EBITDA (as defined in the agreement) to fixed charges of 1.1 to 1.0 when excess availability is less than the greater of 10% of the calculated borrowing base (as defined in the agreement) or $10,000. In addition, if excess availability is less than the greater of 12.5% of the calculated borrowing base (as defined in the agreement) or $12,500, the lender has the right to take full dominion of the Company’s cash collections and apply these proceeds to outstanding loans under the New Revolving Credit Agreement. As of December 31, 2011, the Company’s excess availability of $55,296 was above such thresholds.

Net interest expense reported on the consolidated statements of operations was reduced by interest income from investment of excess cash balances of $254 in 2011, $201 in 2010 and $163 in 2009.